UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09155

Investment Company Act File Number

Eaton Vance New Jersey Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New Jersey Municipal Income Trust

August 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 154.5%

Security	Principal Amount (000’s omitted)	Value
Education — 22.5%
Camden County Improvement Authority, (Rowan University School of Osteopathic Medicine), 5.00%, 12/1/32	$1,270	$1,416,012
New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	1,730	1,954,779
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	620	691,108
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	380	422,970
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	640	696,243
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/40	1,230	1,343,763
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,650	1,735,866
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	965	1,189,584
New Jersey Institute of Technology, 5.00%, 7/1/42	1,295	1,420,343
Rutgers State University, 5.00%, 5/1/33	1,000	1,136,760
Rutgers State University, 5.00%, 5/1/39	1,900	2,114,548

		$14,121,976

Escrowed/Prerefunded — 3.1%
New Jersey Economic Development Authority, (Seabrook Village), Prerefunded to 11/15/16, 5.25%, 11/15/36	$815	$861,341
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	915	1,072,197

		$1,933,538

General Obligations — 6.6%
Monmouth County Improvement Authority, 5.00%, 1/15/28	$1,850	$2,115,882
Monmouth County Improvement Authority, 5.00%, 1/15/30	1,795	2,033,699

		$4,149,581

Hospital — 20.8%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$650	$732,732
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	2,290	2,479,589
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	2,090	2,177,634
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	750	756,847
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	620	695,882
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	250	273,020
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/31	2,055	2,245,231
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,380	2,424,863
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), Prerefunded to 7/1/16, 5.00%, 7/1/46	60	62,255
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,211,987

		$13,060,040

Housing — 1.6%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$495	$500,133

Security	Principal Amount (000’s omitted)	Value
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	$480	$486,874

		$987,007

Industrial Development Revenue — 7.6%
Essex County Improvement Authority, (Covanta), (AMT), 5.25%, 7/1/45(1)	$965	$968,802
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	50	54,616
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	135	147,033
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	750	826,515
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	243,987
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,540,770

		$4,781,723

Insured-Electric Utilities — 1.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$135	$117,887
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	490	415,721
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	595	502,460

		$1,036,068

Insured-Escrowed/Prerefunded — 4.0%
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	$1,240	$1,426,111
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	970	1,112,377

		$2,538,488

Insured-Gas Utilities — 5.7%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,540	$3,553,771

		$3,553,771

Insured-General Obligations — 4.9%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,015	$1,121,869
Irvington Township, (AGM), 5.00%, 7/15/31	1,000	1,116,750
Paterson, (BAM), 5.00%, 1/15/26	750	826,020

		$3,064,639

Insured-Hospital — 4.5%
New Jersey Economic Development Authority, (Hillcrest Health Service System), (AMBAC), 0.00%, 1/1/20	$100	$88,592
New Jersey Economic Development Authority, (Hillcrest Health Service System), (AMBAC), 0.00%, 1/1/21	300	256,014
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	375	397,729
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(2)	500	530,305
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,380	1,527,191

		$2,799,831

Insured-Industrial Development Revenue — 3.3%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$1,940	$2,086,237

		$2,086,237

Insured-Lease Revenue/Certificates of Participation — 3.8%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$530	$584,569
New Jersey Economic Development Authority, (School Facilities Construction), (AGM), 5.00%, 6/15/33	640	676,301

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	$1,000	$1,113,960

		$2,374,830

Insured-Special Tax Revenue — 13.2%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$5,250	$3,937,395
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,300	2,802,826
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,257,632
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,020	319,968

		$8,317,821

Insured-Student Loan — 3.1%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$1,805	$1,947,270

		$1,947,270

Insured-Transportation — 6.6%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$850	$938,842
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 1/1/39	1,500	1,629,030
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	1,195,296
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	315	354,240

		$4,117,408

Lease Revenue/Certificates of Participation — 5.9%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,100	$1,133,385
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	400	460,660
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	1,700	1,818,014
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	250	277,447

		$3,689,506

Other Revenue — 4.5%
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	$2,040	$2,270,316
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	500	560,345

		$2,830,661

Senior Living/Life Care — 3.5%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$483,428
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	770	797,759
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.50%, 7/1/38	700	706,636
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	215	230,772

		$2,218,595

Special Tax Revenue — 2.4%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100	$103,070
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	178,811
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	750	471,045
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37	500	194,100
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	564,195

		$1,511,221

Security	Principal Amount (000’s omitted)	Value
Student Loan — 4.4%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.233%, 6/1/36(2)(3)(4)	$2,050	$2,037,339
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	740	751,285

		$2,788,624

Transportation — 18.7%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,177,830
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,194,264
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,850	1,938,430
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	250	270,462
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	578,373
New Jersey Turnpike Authority, 5.25%, 1/1/40	3,600	3,958,236
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	1,995	2,184,166
South Jersey Transportation Authority, 5.00%, 11/1/39	400	417,920

		$11,719,681

Water and Sewer — 2.2%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$1,275	$1,412,458

		$1,412,458

Total Tax-Exempt Municipal Securities — 154.5% (identified cost $90,395,093)		$97,040,974

Taxable Municipal Securities — 1.6%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.6%
Atlantic City, 7.50%, 3/1/40	$1,000	$1,018,110

Total Taxable Municipal Securities — 1.6% (identified cost $972,564)		$1,018,110

Corporate Bonds & Notes — 0.7%
Security	Principal Amount (000’s omitted)	Value
Hospital — 0.7%
AHS Hospital Corp., 5.024%, 7/1/45	$485	$479,549

Total Corporate Bonds & Notes — 0.7% (identified cost $485,000)		$479,549

Total Investments — 156.8% (identified cost $91,852,657)		$98,538,633

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.2)%		$(33,425,426)

Other Assets, Less Liabilities — (3.6)%		$(2,289,238)

Net Assets Applicable to Common Shares — 100.0%		$62,823,969

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2015, 32.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 9.1% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2015, the aggregate value of these securities is $968,802 or 1.5% of the Trust’s net assets applicable to common shares.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $397,339.

(4)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$88,320,561

Gross unrealized appreciation	$7,737,656
Gross unrealized depreciation	(939,584)

Net unrealized appreciation	$6,798,072

A summary of open financial instruments at August 31, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/15	30 U.S. Long Treasury Bond	Short	$(4,636,115)	$(4,638,750)	$(2,635)

At August 31, 2015, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $2,635.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2015, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$97,040,974	$—	$97,040,974
Taxable Municipal Securities	—	1,018,110	—	1,018,110
Corporate Bonds & Notes	—	479,549	—	479,549
Total Investments	$—	$98,538,633	$—	$98,538,633

Liability Description
Futures Contracts	$(2,635)	$—	$—	$(2,635)
Total	$(2,635)	$—	$—	$(2,635)

The Trust held no investments or other financial instruments as of November 30, 2014 whose fair value was determined using Level 3 inputs. At August 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 26, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 26, 2015